Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net earnings (loss)	$ 299,028	$ 121,305	$ (83,400)
Items not involving cash:
Depreciation and amortization	172,459	165,541	140,354
Share-based compensation (note 14)	14,604	4,779	3,278
Amortization of deferred charges (note 7)	9,477	8,574	3,421
Amounts reclassified from other comprehensive loss to interest expense	5,330	8,310	11,670
Unrealized change in fair value of financial instruments	(187,522)	11,215	156,671
(Gain) loss on vessels		(9,773)	16,237
Equity loss on investment (note 8(b))	670	259	1,180
Refinancing expenses and costs (note 7)	2,017
Other	720
Changes in assets and liabilities:
Accounts receivable	12,073	20,413	946
Prepaid expenses	(1,769)	6,226	(5,908)
Other assets and deferred charges	(2,716)	(5,846)	(11,860)
Accounts payable and accrued liabilities	6,071	(18,247)	13,225
Deferred revenue	(1,188)	(2,746)	6,328
Other long-term liabilities (note 11)	(610)	1,173	(12,278)
Cash from operating activities	328,644	311,183	239,864
Financing activities:
Preferred shares issued, net of issuance costs (note 12(b))	47,862	74,700	344,539
Common shares issued, net of issuance costs (note 12(a))	73,179
Preferred shares redeemed, including costs (note 12(b))			(24,600)
Draws on credit facilities	164,000	113,672	601,577
Repayment of credit facilities	(67,406)	(44,569)	(2,619)
Other long-term liabilities (note 11)	(39,988)	(53,516)	(19,061)
Shares repurchased, including related expenses (note 12(b))	(8,950)	(172,812)
Financing fees (note 7)	(23,334)	(3,817)	(9,990)
Dividends on common shares	(44,379)	(51,772)	(34,375)
Dividends on preferred shares	(38,493)	(33,250)	(23,178)
Swaption premium payment		(10,000)
Cash from (used in) financing activities	62,491	(181,364)	832,293
Investing activities:
Expenditures for vessels	(255,593)	(209,599)	(621,947)
Short term investments	24,425	(35,737)
Cash acquired on acquisition of Seaspan Management Services Ltd. (note 3)		23,911
Restricted cash	(1,755)	(7,100)
Other assets	(3,724)	(1,039)	(1,342)
Recoverable from affiliate (note 4)	(55,042)
Investment in affiliate (note 8(b))	(4,444)		(1,964)
Cash used in investing activities	(296,133)	(229,564)	(625,253)
Increase (decrease) in cash and cash equivalents	95,002	(99,745)	446,904
Cash and cash equivalents, beginning of year	381,378	481,123	34,219
Cash and cash equivalents, end of year	476,380	381,378	481,123
Supplementary information (note 15(b))